General - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Description of spin-off	On November 29, 2012, Gold Fields announced the creation of a new South African gold mining company through the listing and subsequent unbundling of its 100% owned subsidiary, Sibanye Gold Limited (“Sibanye Gold”), formerly known as GFI Mining South Africa Proprietary Limited, which holds the KDC and Beatrix gold mines as well as various service companies. The separation of Sibanye Gold from Gold Fields is referred to as the Spin-off. The board of directors of Gold Fields, or the Board, passed the resolution necessary to implement the Spin-off on December 12, 2012 and the Spin-off was completed on February 18, 2013.
Sibanye Gold [Member]
Ownership percentage in subsidiary	100.00%